Employee Benefit Plan, Fully-Benefit Responsive Investment	12 Months Ended
Dec. 31, 2025
EBP002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investment Contract	Fully Benefit-Responsive Investment Contract
The CPP is primarily invested in SICs, each of which has a portfolio of underlying assets owned by the Plan. A SIC, also known as a wrap contract, is issued by an insurance company and a financial institution to the Plan's designated contract holder or trustee on behalf of the Plan. The Plan's SICs guarantee that withdrawals from the CPP initiated by participants will be made at contract value, regardless of the value of its underlying assets.